-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              O P P E N H E I M E R
                                  Bond Fund/VA
                 A Series of Oppenheimer Variable Account Funds


                           [graphic of pen and checks]


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------

================================================================================
Objective
Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income by investing in a diversified portfolio of fixed-income securities. Secondarily, the Fund seeks capital growth when this is consistent with its primary objective. The Fund may invest in securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of default.

================================================================================
Narrative by David Negri and John Kowalik, Co-Portfolio Managers
Oppenheimer Bond Fund/VA provided a cumulative total return of -1.69% for the six-month period that ended June 30, 1999.(1)
         The year began with the U.S. economy growing at a surprisingly robust rate, fueled by high levels of consumer confidence and consumer spending. Most bond sectors reacted negatively to the economy's unexpectedly high rate of growth and the resulting increased potential for inflation, since inflation undermines the value of a bond's yield. However, high-yield instruments remained relatively strong as investors shifted their focus from fixed-income sectors offering higher levels of safety, such as Treasuries, to sectors offering greater yields, such as high-yield corporate bonds and collateralized mortgage obligations (CMOs).(2)
         In early April, reassured by evidence that the U.S. economy was continuing to grow and that global economies were stabilizing, investors began looking for undervalued opportunities among companies in basic industries that stood to benefit from a global recovery. This abrupt shift in market sentiment affected bonds and equities alike, undermining the market performance of high-growth sectors while driving prices higher among these basic industrial sectors.
         We positioned the Fund to take advantage of these conditions by redeploying some of our U.S. Treasury holdings in corporate bonds and CMOs, both of which benefited from the increased demand for higher yielding bonds. As a result, the Fund enjoyed relatively strong performance during the high-yield rally that occurred during the first quarter of 1999. From January through March, we achieved our best results from new issues and from investments in the telecommunications sector, many of which we sold when we believed they no longer offered further potential for price appreciation. At the same time, we maintained our emphasis on the higher-grade segment of the corporate bond market, maintaining an average credit rating of "A" to reduce the Fund's investment risk.(3)
         Our diversified investment approach helped cushion the Fund from market volatility in April 1999, when investors began showing renewed interest in basic industries that stood to benefit from a global recovery. Although many of our holdings were in high-growth sectors that had performed well until that time, many others were in energy and other basic industrial sectors favored during the shift in market sentiment.
         Of course, not all our strategies proved equally effective throughout the period. We had less success in slightly increasing the Fund's average duration. Duration is a measure of the length of time before a bond matures. We shifted the Fund into longer duration instruments to capture the higher yields generally offered by longer bonds. However, duration is also a measure of a bond's sensitivity to changes in interest rates, since rising interest rates diminish the advantage of the long bond's higher yield. With the U.S. economy growing at a faster-than-expected pace, concern grew that the Federal Reserve Board might be forced to raise interest rates to restrain inflation. As a result, short duration instruments generally outperformed long duration instruments, thereby detracting from the Fund's performance.


The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products, which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. Investing in lower rated high-yield domestic corporate bonds (commonly known as "junk bonds") carries a greater risk of default, while investing in CMOs carries a greater risk of interest rate sensitivity.
3. The Fund's portfolio is subject to change.


2                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------


================================================================================
Looking ahead, we believe that the U.S. economy will moderate during the remainder of 1999, providing a more hospitable environment for bonds in general, and more favorable conditions for our duration position. We also believe that, despite recent declines, Treasury bond prices still remain somewhat elevated by historical standards when compared to the prices of higher yielding fixed-income instruments. Therefore, we expect that Treasury prices will continue to fall relative to other bonds. Accordingly, we intend to maintain our emphasis on corporate bonds while closely monitoring developments in the Treasury sector to determine how long this trend is likely to continue. We also remain watchful for Y2K-related business disruptions that might affect corporate performance, thereby negatively affecting corporate debt obligations.
         Whatever changes occur in the market and the economy, we believe our flexibility to allocate assets among many different fixed income segments is a key reason why Oppenheimer Bond Fund/VA remains part of The Right Way to Invest.



                            Oppenheimer Bond Fund/VA                           3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
=================================================================================================================================
Mortgage-Backed Obligations--39.3%
=================================================================================================================================
Government Agency--20.4%
---------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--12.6%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                  $   650,703          $   679,374
Series 1092, Cl. K, 8.50%, 6/15/21                                                                2,446,386            2,541,184
Series 1541, Cl. H, 7%, 10/15/22                                                                  4,750,000            4,741,070
Series 1712, Cl. B, 6%, 3/15/09                                                                   1,000,000              969,680
Series 1714, Cl. M, 7%, 8/15/23                                                                   2,000,000            1,975,620
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 4/1/26                                                                          3,337,343            3,303,670
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 194, Cl. IO, 10.468%, 4/1/28(2)                                                           16,046,459            4,969,388
Series 197, Cl. IO, 10.69%, 4/1/28(2)                                                            14,131,788            4,433,849
Series 202, Cl. IO, 10.736%, 4/1/29(2)                                                           30,607,673            9,890,104
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 3/1/11-11/1/28                                                                             8,735,016            8,441,795
7%, 4/1/04-7/25/27                                                                               20,282,154           20,048,844
7.50%, 1/1/08-1/1/26                                                                              2,389,905            2,417,289
8%, 5/1/17                                                                                          125,732              129,783
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
8.75%, 11/25/05                                                                                   1,537,179            1,589,060
Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                                            6,500,000            6,477,640
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                                    741,054              803,807
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 12.887%-16.363%, 2/1/28(2)                                                     20,839,592            6,144,424
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 277-C1, 13.105%, 4/1/27(3)                                                                    477,937              354,943
                                                                                                                     ------------
                                                                                                                      79,911,524
---------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--7.8%
Government National Mortgage Assn.:
7%, 1/15/09-8/15/28                                                                               8,373,304            8,277,777
7.50%, 7/15/26-9/15/28                                                                           32,755,506           33,117,484
8%, 1/15/28-9/15/28                                                                               7,480,305            7,699,405
                                                                                                                     ------------
                                                                                                                      49,094,666
=================================================================================================================================
Private--18.9%
---------------------------------------------------------------------------------------------------------------------------------
Commercial--16.6%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D5, Cl. A6, 7.439%, 2/14/41(4)                                                        3,000,000            2,522,812
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                            5,400,000            3,802,781
Series 1998-MD6, Cl. A3, 7.227%, 3/15/28(4)                                                       6,000,000            5,707,500
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 9.096%, 2/14/41(2)                                                      18,360,996            1,669,703


4                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal             Market Value
                                                                                                Amount(1)             Note 1
---------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
BKB Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 1997-C1, Cl. C, 7.45%, 10/25/00(5)                                                       $    91,653           $   91,310
---------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Stripped
Mtg.-Backed Security, Series 1997-CTL1, 10.302%, 6/22/24(2)(5)                                   31,079,621            1,262,610
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C1, Cl. D, 7.544%, 12/25/20(4)(5)                                                     2,500,000            2,430,469
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, Series 1999-C1, Cl. C, 7.35%, 8/17/13                            9,750,000            9,292,969
---------------------------------------------------------------------------------------------------------------------------------
CRIMMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(6)                                                         2,000,000            1,907,812
---------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. AX, 8.185%, 5/17/23(2)(5)                              24,951,304            1,656,923
---------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1994-C1:
Cl. 2-D, 8.70%, 9/25/25                                                                           1,500,000            1,477,969
Cl. 2-E, 8.70%, 9/25/25                                                                           1,500,000            1,470,000
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 1998-C2, Cl. E, 6.778%, 5/18/13                            2,000,000            1,686,250
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 9.089%, 5/18/28(2)                                29,628,016            1,172,390
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C2, Cl. D, 7.192%, 1/15/08                                                            3,500,000            3,303,125
Series 1998-C1, Cl. E, 7.154%, 3/15/11(4)                                                         3,500,000            3,340,312
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1997-C1, Cl. X, 9.21%, 7/15/27(2)                                                         18,540,938            1,564,392
Series 1997-C1, Cl. X, 8.726%, 7/15/27(2)                                                         9,222,912              778,183
---------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 1997-CL1, Cl. F, 7.352%, 7/13/30(4)                                                        5,000,000            4,667,812
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 8.93%, 2/18/28(2)                                  44,196,418            2,499,860
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D, 7.42%, 4/25/28                                                             2,000,000            1,960,000
Series 1997-C2, Cl. D, 7.072%, 12/10/29(4)                                                        4,000,000            3,760,000
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D1, 7.426%, 2/15/28(4)(5)                                                     1,000,000              975,312
Series 1997-RR, Cl. D, 7.671%, 4/30/39(5)                                                         4,300,000            3,298,906
Series 1997-XL1, Cl. F, 7.412%, 10/3/30(4)                                                        2,500,000            2,308,594
---------------------------------------------------------------------------------------------------------------------------------
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates:
Series DMC, Cl. B, 8.562%, 8/12/11(5)                                                             1,600,000            1,572,500
Series DMC, Cl. C, 8.921%, 8/12/11(5)                                                             4,400,000            4,390,375
---------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 7/25/02(5)                                                                       8,560,551            8,437,493
---------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%, 3/1/29(5)                                                                 6,485,312            6,485,313
---------------------------------------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates:
Series 1, Cl. C, 8.93%, 12/21/26(5)                                                                 250,000              245,469
Series 1, Cl. D, 7.68%, 12/21/26(5)                                                                 500,000              483,516



                            Oppenheimer Bond Fund/VA                           5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount(1)          Note 1
---------------------------------------------------------------------------------------------------------------------------------
Commercial  (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26                                                               $1,500,000         $  1,496,836
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                             3,000,000            2,934,844
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-C3, Cl. C, 7.375%, 6/25/30(4)(5)                                                      2,515,826            2,528,406
Series 1997-LLI, Cl. E, 7.30%, 4/12/12                                                            4,000,000            3,587,500
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                           1,800,000            1,784,250
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                           6,500,000            6,481,719
                                                                                                                    -------------
                                                                                                                     105,036,215
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family--0.2%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                             966,506              901,116
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Trust, Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
Participation Certificates, Series 43, Cl. E, 6.50%, 8/27/15                                        334,630              333,165
---------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1991-M5, Cl. A, 9%, 3/25/17(5)                                                               134,442              133,182
                                                                                                                    -------------
                                                                                                                       1,367,463
---------------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Interest-Only Stripped Mtg.-Backed Security:
Series 1987-3, Cl. B, 23.119%, 10/23/17(2)                                                           48,373               12,721
Series 1987-3, Cl. B, 53.458%, 10/23/17(2)                                                           17,276                4,543
Series 1987-3, Cl. A, 2.384%, 10/23/17(3)                                                            24,156               19,952
Series 1987-3, Cl. A, 15.66%, 10/23/17(3)                                                            72,993               60,288
                                                                                                                    -------------
                                                                                                                          97,504
---------------------------------------------------------------------------------------------------------------------------------
Residential--2.1%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. E, 7.50%, 3/1/11(5)                                                           5,006,000            4,303,596
---------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.055%, 7/25/06(4)(5)                                                    4,024,000            3,798,908
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-HF1, Cl. E, 7.55%, 7/15/29(5)                                                         1,500,000            1,399,219
Series 1997-WF1, Cl. E, 7.49%, 5/15/09(5)                                                         1,000,000              924,063
---------------------------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates, Series 1997A-1, 7.442%, 1/10/11(4)            2,500,000            2,500,781
---------------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds, Series 1992-A, Cl. 1A, 8.256%, 3/29/30(4)         255,850              254,851
                                                                                                                    -------------
                                                                                                                      13,181,418
                                                                                                                    -------------
Total Mortgage-Backed Obligations (Cost $255,837,612)                                                                248,688,790
=================================================================================================================================
U.S. Government Obligations--1.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 5.99%, 11/15/18(7)                                                   2,900,000              855,828
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Nts., 3.875%, 1/15/09(14)                                        6,579,300            6,507,342
                                                                                                                    -------------
Total U.S. Government Obligations (Cost $7,460,321)                                                                    7,363,170



6                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                              Principal              Market Value
                                                                                              Amount(1)              Note 1
=================================================================================================================================
Foreign Government Obligations--2.7%
---------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie Unsec. Bonds, 8.25%, 9/19/27                                      $    2,020,000          $ 1,681,650
---------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 7.25%, 2/23/04                                                         975,000              750,750
---------------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06                                           1,300,000            1,092,000
---------------------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, 7.25%, 12/15/28                                                          9,750,000            8,662,232
---------------------------------------------------------------------------------------------------------------------------------
Ontario, Canada (Province of) Bonds, 8%, 10/17/01                                                   750,000              779,280
---------------------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/99(5)(8)(IDR)                             1,000,000,000               39,943
---------------------------------------------------------------------------------------------------------------------------------
South Africa (Republic of) Unsec. Nts., 8.50%, 6/23/17                                            2,565,000            2,349,967
---------------------------------------------------------------------------------------------------------------------------------
Vodohospodarska Vystavba Gtd. Nts., 7.25%, 12/19/06                                               2,350,000            1,786,000
                                                                                                                     ------------
Total Foreign Government Obligations (Cost $18,057,627)                                                               17,141,822
=================================================================================================================================
Loan Participations--0.6%
---------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) 1989-1990 Integrated Loan Facility Bonds, 6%, 7/1/01(4)(5)                   714,800              650,468
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Companies, Inc., 9.06% Sr. Sec. Nts., 7/17/06(4)(5)                                       3,300,000            3,275,250
                                                                                                                     ------------
Total Loan Participations (Cost $3,962,247)                                                                            3,925,718
=================================================================================================================================
Municipal Bonds and Notes--0.8%
---------------------------------------------------------------------------------------------------------------------------------
Dade Cnty., FL Educational Facilities Authority Revenue Bonds,
University of Miami, MBIA Insured, 7.65%, 4/1/10                                                    205,000              214,959
---------------------------------------------------------------------------------------------------------------------------------
Dade Cnty., FL Educational Facilities Authority Taxable Exchange Revenue Bonds,
University of Miami, MBIA Insured, 7.65%, 4/1/10                                                    120,000              125,867
---------------------------------------------------------------------------------------------------------------------------------
Dade Cnty., FL Educational Facilties Authority Exchangeable Revenue Bonds,
University of Miami, Prerefunded, MBIA Insured, 7.65%, 4/1/10                                       175,000              183,969
---------------------------------------------------------------------------------------------------------------------------------
Port of Portland, OR Special Obligations Taxable Revenue Bonds,
PAMCO Project, 9.20%, 5/15/22                                                                       500,000              531,460
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Taxable Revenue Refunding Bonds,
Sr. Lien Loan Nts., Series B, 6.99%, 10/1/01                                                      3,265,000            3,275,317
---------------------------------------------------------------------------------------------------------------------------------
Pinole, CA Redevelopment Agency Tax Allocation Taxable Bonds,
Pinole Vista Redevelopment, Series B, MBIA Insured, 8.35%, 8/1/17                                   670,000              712,042
                                                                                                                     ------------
Total Municipal Bonds and Notes (Cost $4,928,632)                                                                      5,043,614
=================================================================================================================================
Corporate Bonds and Notes--54.9%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.6%
Amtran, Inc., 9.625% Nts., 12/15/05                                                                 800,000              785,000
---------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 8.01% Nts., 1/2/10                                                               2,833,188            2,780,845
                                                                                                                     ------------
                                                                                                                       3,565,845
---------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.8%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                          300,000              288,375
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09(6)                                          3,250,000            3,290,085
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09(6)                        800,000              812,000
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875% Nts., Series B, 5/1/07(6)                                           1,000,000            1,027,500
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Debs., 7/15/29(10)                                                         5,200,000            5,315,284
---------------------------------------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(6)                                                 800,000              811,000
                                                                                                                     ------------
                                                                                                                      11,544,244



                            Oppenheimer Bond Fund/VA                           7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
---------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.4%
AKI Holdings, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                               $  300,000          $   292,500
---------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                      210,000              210,000
---------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc.:
7% Debs., 3/15/11                                                                                 1,097,000              906,701
8.875% Sr. Unsec. Nts., 4/15/06(6)                                                                  425,000              367,625
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                500,000              495,000
---------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                      360,000              351,000
                                                                                                                     ------------
                                                                                                                       2,622,826
---------------------------------------------------------------------------------------------------------------------------------
Energy--2.2%
Baker Hughes, Inc., 6.875% Sr. Nts., 1/15/29(6)                                                   3,300,000            3,072,406
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                               500,000              574,164
---------------------------------------------------------------------------------------------------------------------------------
Eastern Energy Ltd., 6.75% Sr. Nts., 12/1/06(6)                                                   2,000,000            1,960,376
---------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                                                                  375,000              414,410
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc., 7.20% Debs., 11/15/27                                                  3,000,000            2,771,202
---------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(6)                                 300,000              265,500
---------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375% Sr. Nts., 11/15/05                                               500,000              493,750
---------------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                                   500,000              567,307
---------------------------------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                                               400,000              417,938
---------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                                         55,000               56,832
---------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                   400,000              290,000
---------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    900,000              897,750
---------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sec. Nts., 3/15/06(6)                                                          455,000              470,925
---------------------------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                                                     500,000              588,988
---------------------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                                    750,000              916,897
                                                                                                                     ------------
                                                                                                                      13,758,445
---------------------------------------------------------------------------------------------------------------------------------
Financial--24.6%
1st Bank Oak Park, 9% Nts., 8/6/29(6)                                                             7,800,000            7,691,447
---------------------------------------------------------------------------------------------------------------------------------
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(5)                     5,000,000            4,735,750
---------------------------------------------------------------------------------------------------------------------------------
AES Ironwood LLC, 8.857% Nts., 11/30/25(5)                                                        6,500,000            6,517,745
---------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc., 7.125% Nts., 8/15/06                                                        1,000,000            1,000,657
---------------------------------------------------------------------------------------------------------------------------------
Allmerica Capital I, 8.207% Debs., 2/3/27(11)                                                     2,000,000            2,076,398
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.875% Sr. Nts., 7/1/00                                             196,000              195,950
---------------------------------------------------------------------------------------------------------------------------------
BHP Finance USA Ltd., 7.25% Nts., 3/1/16                                                          6,500,000            6,215,683
---------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                                                   750,000              786,703
---------------------------------------------------------------------------------------------------------------------------------
Citicorp Capital I, 7.933% Gtd. Bonds, 2/15/27                                                    2,000,000            2,019,490
---------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp., 6.25% Nts., 11/15/03                                                         2,195,000            2,150,591
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loan, Inc., 6.85% Nts., 6/15/04                                                  6,500,000            6,507,995
---------------------------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 8.151% Nts., 6/30/31(6)                                               16,250,000           15,603,217
---------------------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05% Trust Surplus Nts., 7/15/28(6)                                    3,000,000            2,719,191


8                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
---------------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
First Union National Bank, 6.50% Sub. Bank Nts., 12/1/28                                        $ 9,750,000          $ 8,694,640
---------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts., 9/15/99                                                         500,000              500,528
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.75% Nts., 8/15/08                                                        1,000,000              985,013
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8.95% Debs., 9/15/99                                                       500,000              502,759
---------------------------------------------------------------------------------------------------------------------------------
Keycorp Capital II, 6.875% Bonds, 3/17/29                                                         6,500,000            6,029,023
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.625% Unsec. Nts., 2/5/06                                        5,850,000            5,605,388
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                              3,000,000            2,803,449
---------------------------------------------------------------------------------------------------------------------------------
Liberty Financial Co., 7.625% Unsec. Debs., 11/15/28                                              6,500,000            6,401,161
---------------------------------------------------------------------------------------------------------------------------------
Liberty Mutual Insurance Co., 7.697% Unsec. Nts., 10/15/2097(6)                                  19,000,000           17,303,604
---------------------------------------------------------------------------------------------------------------------------------
Lumbermens Mutual Casualty Co., 8.30% Surplus Nts., 12/1/37(6)                                    2,000,000            1,918,726
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 7% Debs., 10/1/13                                               1,000,000              991,364
---------------------------------------------------------------------------------------------------------------------------------
National City Corp., 6.875% Unsec. Sub. Nts., 5/15/19                                             8,450,000            7,958,083
---------------------------------------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts., 5/6/08                            13,750,000           13,004,062
---------------------------------------------------------------------------------------------------------------------------------
Safeco Capital Trust I, 8.072% Nts., 7/15/37                                                     10,679,000           10,297,439
---------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 6.25% Unsec. Nts., 5/1/09                                        10,400,000            9,738,144
---------------------------------------------------------------------------------------------------------------------------------
Travelers Group, Inc., 6.875% Unsec. Nts., 2/15/2098                                              1,000,000              899,821
---------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                                          750,000              749,635
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Capital I, 8.375% Sub. Capital Income Nts., 6/1/27                              3,000,000            3,051,864
                                                                                                                     ------------
                                                                                                                     155,655,520
---------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.2%
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(12)                                              1,095,000            1,089,525
12.625% Sub. Nts., 6/15/02                                                                          400,000              408,000
                                                                                                                     ------------
                                                                                                                       1,497,525
---------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           300,000              295,500
---------------------------------------------------------------------------------------------------------------------------------
Bass North America, Inc., 6.75% Gtd. Nts., 8/1/99                                                   750,000              750,282
---------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 10% Sr. Nts., 6/15/09                                          450,000              451,125
---------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc., 7% Sr. Nts., 3/1/29(6)                                                6,500,000            6,094,263
                                                                                                                     ------------
                                                                                                                       7,591,170
---------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.6%
Boise Cascade Corp., 9.90% Nts., 3/15/00                                                            750,000              764,407
---------------------------------------------------------------------------------------------------------------------------------
Fletcher Challenge Capital Canada, Inc., 7.75% Nts., 6/20/06                                      1,800,000            1,800,185
---------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                     535,000              521,625
---------------------------------------------------------------------------------------------------------------------------------
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                                      500,000              530,339
                                                                                                                     ------------
                                                                                                                       3,616,556
---------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.7%
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                             300,000              286,500
---------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            950,000              961,875
---------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Sub. Nts., 8/15/07(6)                                         700,000              668,500



                            Oppenheimer Bond Fund/VA                           9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
---------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure  (continued)
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                          $  400,000           $  394,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                  300,000              298,500
---------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                                                   300,000              200,625
9.75% Sr. Nts., 6/15/07                                                                             600,000              609,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 550,000              561,000
                                                                                                                     ------------
                                                                                                                       3,980,000
---------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.1%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                        600,000              559,500
---------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(6)                                              125,000              123,438
                                                                                                                     ------------
                                                                                                                         682,938
---------------------------------------------------------------------------------------------------------------------------------
Housing--1.6%
Building Materials Corp. of America, 8% Sr. Unsec. Nts., 12/1/08                                    800,000              750,000
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              400,000              378,000
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.875% Sr. Unsec. Nts., 2/10/09                                               9,100,000            8,692,038
                                                                                                                     ------------
                                                                                                                       9,820,038
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          250,000              221,250
---------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        500,000              475,000
---------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc.:
8.075% Nts., 10/1/02                                                                                650,000              669,835
10.20% Debs., 3/15/08                                                                               400,000              467,657
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(6)                                       100,000               96,000
                                                                                                                     ------------
                                                                                                                       1,929,742
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.8%
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                     2,500,000            2,503,125
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                  2,200,000            2,249,500
---------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(6)                                        600,000              573,750
                                                                                                                     ------------
                                                                                                                       5,326,375
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.4%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                                  1,300,000            1,257,750
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18(9)                                           1,500,000            1,396,875
---------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings
Capital Corp., 8.25% Sr. Nts., 4/1/07(6)                                                          3,000,000            2,887,500
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(6)                                               900,000              920,250
---------------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                     2,200,000            2,340,210
                                                                                                                     ------------
                                                                                                                       8,802,585


10                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.0%
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)                                                 $1,071,442          $ 1,023,924
---------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                                                900,000              851,625
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc., 6.875% Debs., 3/15/29                                                        9,750,000            9,049,755
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(6)                                                       600,000              527,616
---------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.50% Sr. Unsec. Sub. Nts., 6/1/08                                             500,000              470,000
---------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts., 12/1/08                                       600,000              585,000
                                                                                                                     ------------
                                                                                                                      12,507,920
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--3.0%
Cable & Wireless Communications plc, 6.75% Nts., 12/1/08                                          9,750,000            9,340,549
---------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.60% Sr. Unsec. Nts., Series B, 6/1/08                            800,000              740,000
---------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                             650,000              671,125
---------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9.625% Sr. Nts., 10/1/07                                                                          2,200,000            2,150,500
10.75% Sr. Unsec. Nts., 11/15/08                                                                    200,000              205,500
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                                              1,000,000            1,106,250
---------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                              800,000              808,000
11.50% Sr. Unsec. Nts., 11/1/08                                                                   1,000,000            1,060,000
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29% Sr. Unsec. Disc. Nts.,
Series B, 2/1/08(12)                                                                              1,350,000            1,005,750
---------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27(CAD)                                              3,000,000            1,935,566
                                                                                                                     ------------
                                                                                                                      19,023,240
---------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.4%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000              173,000
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          200,000              174,500
---------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.625% Sr. Nts., Series A, 8/15/06                                                100,000              102,500
---------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06                     1,000,000            1,015,000
---------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                                  700,000              406,000
---------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(6)(12)                                   600,000              381,000
                                                                                                                     ------------
                                                                                                                       2,252,000
---------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.3%
AK Steel Corp., 7.875% Sr. Nts., 2/15/09(6)                                                       1,000,000              965,000
---------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                   750,000              735,000
---------------------------------------------------------------------------------------------------------------------------------
National Steel Corp.:
9.875% First Mtg. Bonds, Series D, 3/1/09                                                           350,000              357,875
9.875% Nts., Series B, 3/1/09(6)                                                                    150,000              153,375
                                                                                                                     ------------
                                                                                                                       2,211,250
---------------------------------------------------------------------------------------------------------------------------------
Retail--2.2%
Dana Corp., 7% Unsec. Nts., 3/1/29                                                                4,550,000            4,162,290
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                              250,000              218,750
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co., 7.45% Debs., 2/1/2097                                                       9,750,000            9,467,435
                                                                                                                     ------------
                                                                                                                      13,848,475


                            Oppenheimer Bond Fund/VA                          11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal            Market Value
                                                                                                Amount(1)            Note 1
---------------------------------------------------------------------------------------------------------------------------------
Service--3.5%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B, 1/1/09                      $   965,000          $   899,863
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 7.125% Debs., 3/1/13                                                    750,000              754,409
---------------------------------------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts., 3/15/08                                                       2,500,000            2,349,800
---------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               135,000              139,725
---------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/2097                                                10,025,000            8,331,647
---------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro ASA, 7.15% Bonds, 1/15/29                                                             9,850,000            9,098,622
---------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Nts., 5/15/09(6)                                                      800,000              808,000
                                                                                                                     ------------
                                                                                                                      22,382,066
---------------------------------------------------------------------------------------------------------------------------------
Transportation--2.6%
Chrysler Corp., 7.40% Debs., 8/1/2097                                                             2,000,000            1,965,330
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs., 3/1/15                                                         500,000              518,543
---------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc., 6.625% Nts., 3/1/05                                          750,000              732,668
---------------------------------------------------------------------------------------------------------------------------------
Quantas Airways, 7.75% Nts., 6/15/09(6)                                                           9,750,000            9,799,511
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 9.65% Medium-Term Nts., 4/17/00                                                400,000              410,026
---------------------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc., 9.75% Non-Redeemable Debs., 8/15/21                                       2,500,000            2,905,803
                                                                                                                     ------------
                                                                                                                      16,331,881
---------------------------------------------------------------------------------------------------------------------------------
Utility--4.4%
Calpine Corp., 7.75% Sr. Nts., 4/15/09                                                              650,000              612,625
---------------------------------------------------------------------------------------------------------------------------------
Cleveland Electric Illuminating Co./Toledo Edison Co., 7.13% Sec. Nts., Series B, 7/1/07          3,000,000            3,001,722
---------------------------------------------------------------------------------------------------------------------------------
Consolidated Natural Gas Co., 6.625% Debs., 12/1/13                                               1,000,000              950,227
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 9.375% Debs., 12/1/00                                                                    500,000              520,840
---------------------------------------------------------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.70% Bonds, 7/15/18(6)                                              12,050,000           11,292,995
---------------------------------------------------------------------------------------------------------------------------------
KN Energy, Inc., 7.45% Sr. Debs., 3/1/2098                                                        6,500,000            5,513,989
---------------------------------------------------------------------------------------------------------------------------------
Long Island Lighting Co., 8.20% Debs., 3/15/23                                                    3,300,000            3,513,906
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Ltd., 6.875% Nts., 10/1/02                                                         500,000              510,330
---------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of Colorado, 8.75% First Mtg. Bonds, 3/1/22                                      750,000              776,929
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                                           500,000              554,704
---------------------------------------------------------------------------------------------------------------------------------
Washington Gas Light Co., 8.75% First Mtg. Bonds, 7/1/19                                            500,000              500,000
                                                                                                                     ------------
                                                                                                                      27,748,267
                                                                                                                     -----------
Total Corporate Bonds and Notes (Cost $362,652,226)                                                                  346,698,908

                                                                                                Shares
=================================================================================================================================
Preferred Stocks--0.5%
---------------------------------------------------------------------------------------------------------------------------------
ING Capital Fund Trust, 7.70% Non-Cum.(13) (Cost $3,250,000)                                        130,000            3,250,000
=================================================================================================================================
Other Securities--1.4%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Financing I, 7.95% Cum. Quarterly Income Preferred Securities,
Series A, Non-Vtg.                                                                                  120,000            3,030,000
---------------------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., 5% Preferred Stock(13)                                                              97,500            5,996,250
                                                                                                                     ------------
Total Other Securities (Cost $9,341,400)                                                                               9,026,250


12                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                   Date              Strike      Contracts          Note 1
=================================================================================================================================
Call Options Purchased--0.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures, 10 yr., 9/99 Call Opt.                 7/99              111%               195         $    158,437
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures, 10 yr., 9/99 Call Opt.                 7/99              112                390              140,156
                                                                                                                    -------------
Total Call Options Purchased (Cost $161,363)                                                                             298,593

                                                                                                 Principal
                                                                                                 Amount(1)
=================================================================================================================================
Repurchase Agreements--0.9%
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $5,700,760 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $4,811,947, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $1,007,661 (Cost $5,700,000)                          $5,700,000            5,700,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $671,351,428)                                                       102.3%         647,136,865
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (2.3)         (14,735,036)
                                                                                                 ----------         -------------
Net Assets                                                                                            100.0%        $632,401,829
                                                                                                 ==========        =============

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar
   IDR --Indonesian Rupiah
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
4. Represents the current interest rate for a variable rate security.
5. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $94,512,612 or 14.95% of the Fund's net assets as of June 30, 1999.
7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
8. Non-income producing--issuer is in default.
9. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
10. When-issued security to be delivered and settled after June 30, 1999.
11. Securities with an aggregate market value of $2,076,398 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Non-income producing security.
14. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

See accompanying Notes to Financial Statements.




                            Oppenheimer Bond Fund/VA                          13

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


=====================================================================================================
Assets
Investments, at value (cost $671,351,428)--see accompanying statement                    $647,136,865
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                  8,506,259
Investments sold                                                                            7,868,771
Shares of beneficial interest sold                                                            344,493
Closed foreign currency exchange contracts                                                      2,172
Other                                                                                           4,203
                                                                                         ------------
Total assets                                                                              663,862,763
=====================================================================================================
Liabilities
Bank overdraft                                                                                 41,703
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts--Note 5                         56,762
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $5,196,204 purchased on a when-issued basis)--Note 1      30,148,705
Shares of beneficial interest redeemed                                                        891,878
Daily variation on futures contracts--Note 6                                                  284,594
Shareholder reports                                                                            22,446
Legal, auditing and other professional fees                                                     8,102
Transfer and shareholder servicing agent fees                                                     179
Other                                                                                           6,565
                                                                                         ------------
Total liabilities                                                                          31,460,934
=====================================================================================================
Net Assets                                                                               $632,401,829
                                                                                         ============
=====================================================================================================
Composition of Net Assets
Paid-in capital                                                                          $637,184,545
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                        22,060,745
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (2,166,111)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                  (24,677,350)
                                                                                         ------------
Net assets--applicable to 54,993,973 shares of beneficial interest outstanding           $632,401,829
                                                                                         ============
=====================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                       $11.50

See accompanying Notes to Financial Statements.


14                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $39)                        $ 23,904,181
--------------------------------------------------------------------------------------
Dividends                                                                      488,535
                                                                          ------------
Total income                                                                24,392,716
======================================================================================
Expenses
Management fees--Note 4                                                      2,298,294
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     23,155
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     10,411
--------------------------------------------------------------------------------------
Registration and filing fees                                                     6,240
--------------------------------------------------------------------------------------
Insurance expenses                                                               3,159
--------------------------------------------------------------------------------------
Trustees' compensation                                                           2,406
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,047
--------------------------------------------------------------------------------------
Shareholder reports                                                                244
--------------------------------------------------------------------------------------
Other                                                                              209
                                                                          ------------
Total expenses                                                               2,345,165
Less expenses paid indirectly--Note 1                                          (15,424)
                                                                          ------------
Net expenses                                                                 2,329,741
======================================================================================
Net Investment Income                                                       22,062,975
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 (3,485,606)
Closing of futures contracts                                                 1,647,714
Closing and expiration of option contracts written--Note 7                      29,523
Foreign currency transactions                                                 (187,063)
                                                                          ------------
Net realized loss                                                           (1,995,432)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                (31,216,340)
Translation of assets and liabilities denominated in foreign currencies        200,495
                                                                          ------------
Net change                                                                 (31,015,845)
                                                                          ------------
Net realized and unrealized loss                                           (33,011,277)
======================================================================================
Net Decrease in Net Assets Resulting from Operations                      $(10,948,302)
                                                                          ============

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                          15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  Six Months Ended Year Ended
                                                                  June 30, 1999    December 31,
                                                                  (Unaudited)      1998
================================================================================================
Operations
Net investment income                                             $  22,062,975    $  37,001,034
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (1,995,432)       5,539,991
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               (31,015,845)      (5,203,148)
                                                                  --------------   -------------
Net increase (decrease) in net assets resulting from operations     (10,948,302)      37,337,877
================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                (30,081,522)      (9,009,958)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                                 (2,888,886)      (8,154,014)
================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2                             20,777,840      115,290,766
================================================================================================
Net Assets
Total increase (decrease)                                           (23,140,870)     135,464,671
------------------------------------------------------------------------------------------------
Beginning of period                                                 655,542,699      520,078,028
                                                                  --------------   -------------
End of period (including undistributed net investment
income of $22,060,745 and $30,079,292, respectively)              $ 632,401,829    $ 655,542,699
                                                                  ==============   =============

See accompanying Notes to Financial Statements.



16                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                    Six Months
                                                    Ended
                                                    June 30,1999  Year Ended December 31,
                                                    (Unaudited)   1998        1997         1996        1995        1994
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $12.32        $11.91      $11.63       $11.84      $10.78      $11.65
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .41           .72         .76          .69         .72         .76
Net realized and unrealized gain (loss)                 (.61)          .07         .28         (.15)       1.07        (.98)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          (.20)          .79        1.04          .54        1.79        (.22)
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.57)         (.20)       (.72)        (.74)       (.73)       (.62)
Distributions from net realized gain                    (.05)         (.18)       (.04)        (.01)         --        (.03)
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.62)         (.38)       (.76)        (.75)       (.73)       (.65)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.50        $12.32      $11.91       $11.63      $11.84      $10.78
                                                      ======        ======      ======       ======      ======      ======

===========================================================================================================================
Total Return, at Net Asset Value(1)                    (1.69)%        6.80%       9.25%        4.80%      17.00%      (1.94)%
===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $632,402      $655,543    $520,078     $426,439    $211,232    $135,067
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $647,562      $586,242    $449,760     $296,253    $170,929    $121,884
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (2)
Net investment income                                   6.87%         6.31%       6.72%        6.72%       6.91%       7.30%
Expenses (3)                                            0.73%         0.74%       0.78%        0.78%       0.80%       0.57%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               119%           76%        117%          82%         79%         35%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $801,744,761 and $726,293,331, respectively.

See accompanying Notes to Financial Statements.



                            Oppenheimer Bond Fund/VA                          17

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies.
Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income. The Fund operated under the name Oppenheimer Bond Fund through April 30, 1999. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $5,196,204.
         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issues subsequently default. As of June 30, 1999, securities with an aggregate market value of $39,943, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


18                            Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest.
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               Six Months Ended June 30, 1999           Year Ended December 31, 1998
                                               --------------------------------         --------------------------------
                                               Shares              Amount               Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Sold                                            5,757,087          $ 68,988,645          24,245,723        $ 293,126,941
Dividends and distributions reinvested          2,820,394            32,970,408           1,463,254           17,163,972
Redeemed                                       (6,793,511)          (81,181,213)        (16,150,244)        (195,000,147)
                                               ----------          ------------         -----------        -------------
Net increase                                    1,783,970          $ 20,777,840           9,558,733        $ 115,290,766
                                               ==========          ============         ===========        =============

================================================================================
3. Unrealized Gains and Losses on Securities.
As of June 30, 1999, net unrealized depreciation on investments of $24,214,563 was composed of gross appreciation of $2,936,987, and gross depreciation of $27,151,550.


                            Oppenheimer Bond Fund/VA                          19

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates.
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 1999, was 0.72% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                Expiration           Contract            Valuation as of       Unrealized
Contract Description            Date                 Amounts (000s)      June 30, 1999         Depreciation
-----------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Canadian Dollar (CAD)           7/15/99              3,000 CAD            $2,027,400                $56,762
                                                                                                    =======

================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



20                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
As of June 30, 1999, outstanding futures contracts were as follows:

                                   Expiration           Number of          Valuation as of   Unrealized
Contract Description               Date                 Contracts          June 30, 1999     Depreciation
---------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
U.S. Treasury Bonds, 5 yr.         9/21/99               19                $ 2,071,000           $ 17,219
U.S. Treasury Bonds, 10 yr.        9/21/99              195                 21,681,563            278,281
U.S. Treasury Bonds, 30 yr.        9/21/99              107                 12,401,969            110,344
                                                                                                 --------
                                                                                                 $405,844
                                                                                                 ========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999, was as follows:


                                                Put Options
                                                -----------------------
                                                Number of     Amount of
                                                Options       Premiums
-----------------------------------------------------------------------
Options outstanding as of December 31, 1998       --           $     --
Options written                                  130             33,748
Options closed or expired                       (130)           (33,748)
                                                ----           --------
Options outstanding as of June 30, 1999           --           $     --
                                                ====           ========

================================================================================
8. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $60,660,648, which represents 9.59% of the Fund's net assets.


                            Oppenheimer Bond Fund/VA                         21

--------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           John S. Kowalik, Vice President
                                           David P. Negri, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


===============================================================================================
Transfer Agent                             OppenheimerFunds Services


===============================================================================================
Custodian of Portfolio Securities          The Bank of New York


===============================================================================================
Independent Auditors                       Deloitte & Touche LLP


===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Bond Fund/VA. This report must be
                                           preceded or accompanied by a Prospectus of
                                           Oppenheimer Bond Fund/VA. For material information
                                           concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.


22                            Oppenheimer Bond Fund/VA